Other Intangible Assets, Net	12 Months Ended
Dec. 31, 2014
Other Intangible Assets, Net [Abstract]
OTHER INTANGIBLE ASSETS, NET

NOTE 7:-      OTHER INTANGIBLE ASSETS, NET

	December 31, 2014	December 31, 2013	Weighted average amortization period

Cost:
Brand name	$670	$670	4.1
Customer list	2,450	2,450	2.5

	3,120	3,120
Accumulated amortization:
Brand name	600	539
Customer list	2,450	2,405

	3,050	2,944

Amortized cost	$70	$176

Intangible assets are amortized based on the straight-line method for their remaining useful life.

Amortization expenses amounted to $106, $181 and $183 for the years ended December 31, 2014, 2013 and 2012, respectively. The remaining unamortized cost as of December 31, 2014 will be fully amortized in the year ended December 31, 2015.